Segment and Geographic Information (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenue
Total Revenue	$ 16,181	$ 13,440	$ 14,508
Intersegment	0	0	0
External Revenue	16,181	13,440	14,508
Reconciliation To Income From Continuing Operations Before Taxes
Depreciation and amortization	(1,096)	(936)	(899)
Interest expense	(1,506)	(1,462)	(1,746)
Interest income	410	346	515
Other expense	(238)	(106)	(161)
Other income	104	460	372
Gain on sale of investments	0	131	909
Loss on sale of subsidiary stock	0	0	(31)
Goodwill impairment	(21)	(122)	0
Asset impairment expense	(391)	(20)	(175)
Foreign currency transaction gains (losses) on net monetary position	(33)	34	(183)
Other non-operating expense	(7)	(12)	(15)
Income from continuing operations before taxes and equity in earnings of affiliates	1,914	2,316	2,533
Segment Reporting Entity Other Disclosures Abstract
Total Assets	40,511	39,535	34,806
Depreciation and Amortization	1,178	1,049	1,001
Capital Expenditures	2,333	2,538	2,897
Investment in and advances to subsidiaries and affiliates	1,320	1,157	901
Equity in Earnings (Loss)	183	92	33
Property Plant And Equipment, Net	24,612	23,089
Latin America Generation [Member]
Revenue
Total Revenue	4,281	3,651	4,468
Intersegment	(1,017)	(864)	(991)
External Revenue	3,264	2,787	3,477
Adjusted Gross Margin
Adjusted Gross Margin	1,698	1,528	1,557
Intersegment	(1,010)	(852)	(978)
External Adjusted Gross Margin	688	676	579
Segment Reporting Entity Other Disclosures Abstract
Total Assets	10,373	9,802	8,217
Depreciation and Amortization	215	183	168
Capital Expenditures	641	951	886
Investment in and advances to subsidiaries and affiliates	150	129	81
Equity in Earnings (Loss)	48	30	9
Latin America Utilities [Member]
Revenue
Total Revenue	7,222	6,092	5,907
Intersegment	0	0	0
External Revenue	7,222	6,092	5,907
Adjusted Gross Margin
Adjusted Gross Margin	1,320	1,130	1,102
Intersegment	1,018	865	991
External Adjusted Gross Margin	2,338	1,995	2,093
Segment Reporting Entity Other Disclosures Abstract
Total Assets	10,081	9,233	7,124
Depreciation and Amortization	254	220	221
Capital Expenditures	649	413	437
Investment in and advances to subsidiaries and affiliates	0	0	0
Equity in Earnings (Loss)	0	0	0
North America Generation [Member]
Revenue
Total Revenue	1,551	1,483	1,644
Intersegment	0	0	0
External Revenue	1,551	1,483	1,644
Adjusted Gross Margin
Adjusted Gross Margin	555	558	640
Intersegment	2	(3)	17
External Adjusted Gross Margin	557	555	657
Segment Reporting Entity Other Disclosures Abstract
Total Assets	4,681	5,081	5,196
Depreciation and Amortization	168	167	162
Capital Expenditures	71	64	64
Investment in and advances to subsidiaries and affiliates	0	3	2
Equity in Earnings (Loss)	(2)	(2)	(2)
North America Utilities Member
Revenue
Total Revenue	1,145	1,068	1,079
Intersegment	0	0	0
External Revenue	1,145	1,068	1,079
Adjusted Gross Margin
Adjusted Gross Margin	407	401	419
Intersegment	2	2	2
External Adjusted Gross Margin	409	403	421
Segment Reporting Entity Other Disclosures Abstract
Total Assets	3,139	3,035	3,092
Depreciation and Amortization	161	157	152
Capital Expenditures	177	116	117
Investment in and advances to subsidiaries and affiliates	0	0	1
Equity in Earnings (Loss)	0	0	0
Europe Generation [Member]
Revenue
Total Revenue	1,318	762	1,044
Intersegment	(2)	2	0
External Revenue	1,316	764	1,044
Adjusted Gross Margin
Adjusted Gross Margin	395	273	305
Intersegment	3	4	2
External Adjusted Gross Margin	398	277	307
Segment Reporting Entity Other Disclosures Abstract
Total Assets	4,178	3,154	2,836
Depreciation and Amortization	114	53	45
Capital Expenditures	233	212	531
Investment in and advances to subsidiaries and affiliates	353	308	232
Equity in Earnings (Loss)	19	50	28
Asia Generation [Member]
Revenue
Total Revenue	618	375	345
Intersegment	0	0	0
External Revenue	618	375	345
Adjusted Gross Margin
Adjusted Gross Margin	255	111	(11)
Intersegment	2	4	4
External Adjusted Gross Margin	257	115	(7)
Segment Reporting Entity Other Disclosures Abstract
Total Assets	1,762	1,594	1,588
Depreciation and Amortization	33	32	23
Capital Expenditures	10	22	32
Investment in and advances to subsidiaries and affiliates	409	390	371
Equity in Earnings (Loss)	3	28	12
Segment Discontinued Operations [Member]
Segment Reporting Entity Other Disclosures Abstract
Total Assets	258	2,371	2,684
Depreciation and Amortization	49	88	92
Capital Expenditures	16	38	86
Investment in and advances to subsidiaries and affiliates	0	0	0
Equity in Earnings (Loss)	0	0	0
Corporate Other And Other Eliminations [Member]
Revenue
Total Revenue	46	9	21
Intersegment	1,019	862	991
External Revenue	1,065	871	1,012
Adjusted Gross Margin
Adjusted Gross Margin	62	2	(65)
Intersegment	(17)	(20)	(38)
External Adjusted Gross Margin	45	(18)	(103)
Segment Reporting Entity Other Disclosures Abstract
Total Assets	6,039	5,265	4,069
Depreciation and Amortization	184	149	138
Capital Expenditures	536	722	744
Investment in and advances to subsidiaries and affiliates	408	327	214
Equity in Earnings (Loss)	115	(14)	(14)
United States [Member]
Revenue
Total Revenue	2,193	2,089	2,155
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	6,165	6,323
Segment Reporting Entity Disclosures Footnotes To Table Abstract
Revenue from discontinued operations excluded from segment table	422	456	590
Property, plant and equipment from discontinued operations excluded from segment table	2	693
Brazil [Member]
Revenue
Total Revenue	6,473	5,394	5,501
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	6,413	5,799
Chile [Member]
Revenue
Total Revenue	1,355	1,239	1,349
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	2,560	2,321
Argentina [Member]
Revenue
Total Revenue	887	684	949
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	459	448
El Salvador [Member]
Revenue
Total Revenue	648	619	484
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	261	254
Dominican Republic [Member]
Revenue
Total Revenue	535	429	601
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	625	634
Philippines [Member]
Revenue
Total Revenue	501	250	148
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	784	765
Cameroon [Member]
Revenue
Total Revenue	422	370	379
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	823	742
Spain [Member]
Revenue
Total Revenue	411	0	0
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	667	0
Mexico [Member]
Revenue
Total Revenue	409	329	463
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	786	802
Colombia [Member]
Revenue
Total Revenue	393	347	291
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	387	390
United Kingdom [Member]
Revenue
Total Revenue	385	241	342
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	527	433
Ukraine [Member]
Revenue
Total Revenue	356	286	403
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	86	80
Hungary [Member]
Revenue
Total Revenue	252	259	367
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	73	182
Segment Reporting Entity Disclosures Footnotes To Table Abstract
Revenue from discontinued operations excluded from segment table	44	58	99
Property, plant and equipment from discontinued operations excluded from segment table	7	14
Puerto Rico [Member]
Revenue
Total Revenue	253	267	251
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	596	609
Panama [Member]
Revenue
Total Revenue	194	168	210
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	921	834
Kazakhstan [Member]
Revenue
Total Revenue	138	123	234
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	63	48
Jordan [Member]
Revenue
Total Revenue	120	104	47
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	224	231
Sri Lanka [Member]
Revenue
Total Revenue	100	109	184
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	69	74
Bulgaria [Member]
Revenue
Total Revenue	44	0	0
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	1,825	1,835
Qatar [Member]
Revenue
Total Revenue	0	0	0
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	0	0
Segment Reporting Entity Disclosures Footnotes To Table Abstract
Revenue from discontinued operations excluded from segment table	129	163	161
Property, plant and equipment from discontinued operations excluded from segment table	0	501
Pakistan [Member]
Revenue
Total Revenue	0	0	0
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	0	0
Segment Reporting Entity Disclosures Footnotes To Table Abstract
Revenue from discontinued operations excluded from segment table	299	470	607
Property, plant and equipment from discontinued operations excluded from segment table	0	36
Oman [Member]
Revenue
Total Revenue	0	0	0
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	0	0
Segment Reporting Entity Disclosures Footnotes To Table Abstract
Revenue from discontinued operations excluded from segment table	62	101	105
Property, plant and equipment from discontinued operations excluded from segment table	0	311
Other Non US [Member]
Revenue
Total Revenue	112	133	150
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	298	285
Total Non US [Member]
Revenue
Total Revenue	13,988	11,351	12,353
Segment Reporting Entity Other Disclosures Abstract
Property Plant And Equipment, Net	$ 18,447	$ 16,766